Risk management and concentrations of risk - Cash flow hedge accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$ (956)	$ (855)	$ (855)
Reclassification from accumulated other comprehensive income included in hedge effectiveness, tax	0	(299)	$ (347)
Amortization of amount excluded from hedge effectiveness, tax	0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	987	$ (3,557)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	389
Settlement of cash flow hedge, tax	0
Total gains (losses) on derivative instruments, tax	389
Interest rate swap [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(956)
Amortization of amount excluded from hedge effectiveness	966
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(987)
Settlement of cash flow hedge	199
Total gains (losses) on derivative instruments	$ (778)